STATEMENT OF ADDITIONAL INFORMATION

Causeway International Value Fund

Institutional Class (CIVIX)

Investor Class (CIVVX)

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

Causeway Emerging Markets Fund

Institutional Class (CEMIX)

Investor Class (CEMVX)

Causeway International Opportunities Fund

Institutional Class (CIOIX)

Investor Class (CIOVX)

Causeway Global Absolute Return Fund

Institutional Class (CGAIX)

Investor Class (CGAVX)

SUPPLEMENT DATED OCTOBER 11, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 31, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION

BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL

INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE

STATEMENT OF ADDITIONAL INFORMATION.

Under “Shareholder Service Arrangements,” the following table shall replace the existing table on pages 51 – 53 listing financial institutions that are parties to agreements entitling them to receive payments from the Distributor under the Service Plan and/or the Investment Adviser from its own resources:

Service Provider	Payments Received From

ACS HR Solutions	Distributor and Investment Adviser

Ameritrade Northwest, Inc.	Distributor

Ascensus, Inc.	Distributor

BMO Harris Bank	Distributor and Investment Adviser

Charles Schwab & Co., Inc.	Distributor and Investment Adviser

CIBC World Markets Corp	Distributor

Circle Trust Company	Distributor

Citicorp Investment Services	Distributor and Investment Adviser

Citigroup Global Markets Inc.	Distributor and Investment Adviser

CitiStreet Equities LLC	Distributor and Investment Adviser

E*Trade Clearing LLC	Distributor

Fidelity Brokerage Services LLC / National Financial Services LLC	Distributor and Investment Adviser

Fidelity Investments Institutional Services Company, Inc.	Distributor and Investment Adviser

Great-West Retirement Services/GWFS Equities, Inc.	Distributor

Goldman, Sachs & Co.	Investment Adviser

ING Institutional Plan Services LLC	Distributor and Investment Adviser

JPMorgan Chase Bank, N.A.	Investment Adviser

J.P. Morgan Retirement Plan Services, LLC	Distributor and Investment Adviser

LPL Financial	Investment Adviser

Mercer HR Services, LLC	Distributor and Investment Adviser

Merrill Lynch / Financial Data Services, Inc.	Distributor and Investment Adviser

MetLife Securities, Inc. / FASCorp	Distributor and Investment Adviser

Mid-Atlantic Capital Corp	Distributor

Morgan Stanley Smith Barney LLC	Distributor and Investment Adviser

MSCS Financial Services, L.L.C.	Distributor

Oppenheimer & Co. Inc.	Distributor

Pershing LLC	Investment Adviser

Prudential Investment Management Services LLC / Prudential Investments LLC	Investment Adviser

Raymond James Financial Services, Inc.	Investment Adviser

RBC Capital Markets Corporation	Investment Adviser

SunGard Institutional Brokerage, Inc.	Distributor

TD Ameritrade Clearing, Inc.	Distributor and Investment Adviser

TD Ameritrade Trust Company	Distributor and Investment Adviser

Teachers Insurance and Annuity Association of America	Distributor and Investment Adviser

UBS Financial Services Inc.	Distributor and Investment Adviser

United of Omaha Life Insurance Company and Companion Life Insurance Company	Distributor

The Vanguard Group, Inc./Vanguard Marketing Corporation	Distributor and Investment Adviser

Wells Fargo Advisors, LLC	Distributor and Investment Adviser

Wells Fargo Bank, N.A.	Distributor and Investment Adviser

Wilmington Trust Company	Distributor and Investment Adviser

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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